Share-based Compensation and Other Employment Benefit Plans - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Salaries and other personnel expense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense included in non-interest expense	$ 29,988	$ 30,625	$ 30,610
Merger-related expense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense included in non-interest expense	2,753	0	0
Other operating expense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense included in non-interest expense	1,403	1,424	1,614
Non-Interest Expense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense included in non-interest expense	$ 34,144	$ 32,049	$ 32,224